Note 11 - Stock-based Compensation	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11.	Stock-based compensation

The Company has a stock option plan for certain officers and key full-time employees of the Company and its subsidiaries. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a four
-year term, expires
five
years from the date granted and allows for the purchase of
one
Subordinate Voting Share. All Subordinate Voting Shares issued are new shares. As at
December
31,
2016,
there were
1,148,500
options available for future grants.

Grants under the Company’s stock option plan are equity-classified awards. Stock option activity for the year ended
December
31,
2016
is follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - Beginning of period	1,211,250	$18.51
Granted	328,500	36.08
Exercised	(133,600)	14.12
Forfeited	(54,750)	22.58
Shares issuable under options - December 31, 2016	1,351,400	$23.05	2.5	$33,011
Options exercisable - End of period	505,000	$17.49	1.6	$15,143

The Company incurred stock-based compensation expense related to these awards of
$2,744
during the year ended
December
31,
2016
(2015
-
$2,159).

As at
December
31,
2016,
the range of option exercise prices was
$11.02
to
$44.01
per share. Also as at
December
31,
2016,
the aggregate intrinsic value and weighted average remaining contractual life for in-the-money options vested and expected to vest were
$33,011
and
2.5
years, respectively.

The following table summarizes information about option exercises during year ended
December
31,
2016:

2016

Number of options exercised	133,600

Aggregate fair value	$5,516
Intrinsic value	3,630
Amount of cash received	1,886

Tax benefit recognized	$1,270

As at
December
31,
2016,
there was
$2,574
of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next
4
years. During the year ended
December
31,
2016,
the fair value of options vested was
$7,908
(2015
-
$1,576).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

2016

Risk free rate	1.1%
Expected life in years	4.75
Expected volatility	32.2%
Dividend yield	1.0%

Weighted average fair value per option granted	$9.68

The risk-free interest rate is based on the implied yield of a zero
-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four
years.